Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/19 (Unaudited)

COMMON STOCKS (57.1%)(a)
	Shares	Value
Basic materials (2.0%)
Amcor, Ltd. (Australia)	32,608	$370,629
Anglo American PLC (United Kingdom)	88,207	2,514,253
Arkema SA (France)	12,865	1,196,343
Axalta Coating Systems, Ltd.(NON)	74,040	2,204,171
Azrieli Group, Ltd. (Israel)	1,186	79,426
BlueScope Steel, Ltd. (Australia)	204,182	1,733,211
Boliden AB (Sweden)	16,386	418,996
Celanese Corp.	13,100	1,412,180
CF Industries Holdings, Inc.	92,300	4,311,333
Covestro AG (Germany)	52,349	2,661,410
Eiffage SA (France)	2,621	259,111
Fortescue Metals Group, Ltd. (Australia)	226,852	1,444,004
Glencore PLC (United Kingdom)	96,503	335,001
HeidelbergCement AG (Germany)	23,946	1,937,616
HOCHTIEF AG (Germany)	10,091	1,228,917
Huntsman Corp.	129,400	2,644,936
JFE Holdings, Inc. (Japan)	18,200	267,925
Kajima Corp. (Japan)	71,800	987,388
LyondellBasell Industries NV Class A	98,000	8,440,740
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,800	50,800
Newcrest Mining, Ltd. (Australia)	18,932	425,507
Nippon Steel Corp. (Japan)	18,200	313,012
Nucor Corp.	4,502	248,060
Packaging Corp. of America	34,700	3,307,604
Rio Tinto PLC (United Kingdom)	62,486	3,872,875
Sherwin-Williams Co. (The)	452	207,147
Shin-Etsu Chemical Co., Ltd. (Japan)	35,500	3,314,583
Sonoco Products Co.	14,700	960,498
South32, Ltd. (Australia)	385,340	861,196
Steel Dynamics, Inc.	79,400	2,397,880
Taisei Corp. (Japan)	43,600	1,586,934
UPM-Kymmene OYJ (Finland)	65,805	1,748,704
W.R. Grace & Co.	10,600	806,766

		54,549,156
Capital goods (4.3%)
ACS Actividades de Construccion y Servicios SA (Spain)	48,720	1,945,077
Allison Transmission Holdings, Inc.	46,300	2,146,005
Avery Dennison Corp.	15,700	1,816,176
BAE Systems PLC (United Kingdom)	56,386	354,743
Ball Corp.	32,342	2,263,617
Berry Plastics Group, Inc.(NON)	51,500	2,708,385
Boeing Co. (The)	75,000	27,300,750
Cummins, Inc.	47,500	8,138,650
Curtiss-Wright Corp.	5,500	699,215
Dassault Aviation SA (France)	413	593,603
Dover Corp.	29,000	2,905,800
Emerson Electric Co.	72,700	4,850,544
Faurecia SA (France)	48,505	2,250,877
General Dynamics Corp.	1,524	277,094
HD Supply Holdings, Inc.(NON)	61,282	2,468,439
HEICO Corp.	9,200	1,231,052
Hitachi, Ltd. (Japan)	92,600	3,403,233
Honeywell International, Inc.	83,825	14,635,007
Ingersoll-Rand PLC	64,100	8,119,547
L3Harris Technologies, Inc.	1,718	324,925
Lockheed Martin Corp.	39,800	14,468,892
Northrop Grumman Corp.	939	303,400
Raytheon Co.	2,870	499,036
Republic Services, Inc.	32,900	2,850,456
Sandvik AB (Sweden)	165,317	3,037,112
Schindler Holding AG (Switzerland)	1,032	225,387
Teledyne Technologies, Inc.(NON)	4,800	1,314,576
Tervita Corp. (Canada)(NON)	127	659
Waste Management, Inc.	75,905	8,757,160
WESCO International, Inc.(NON)	14,800	749,620

		120,639,037
Communication services (2.6%)
AT&T, Inc.	46,236	1,549,368
BCE, Inc. (Canada)	12,710	578,261
BT Group PLC (United Kingdom)	671,018	1,674,151
Comcast Corp. Class A	436,800	18,467,904
Crown Castle International Corp.(R)	53,600	6,986,760
Deutsche Telekom AG (Germany)	163,462	2,827,495
Equinix, Inc.(R)	2,900	1,462,441
Eutelsat Communications SA (France)	16,628	310,843
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	167,000	265,154
Juniper Networks, Inc.	96,043	2,557,625
Nippon Telegraph & Telephone Corp. (Japan)	24,800	1,155,755
NTT DoCoMo, Inc. (Japan)	69,000	1,610,362
SES SA (France)	5,510	86,150
Swisscom AG (Switzerland)	1,426	715,922
Telephone & Data Systems, Inc.	37,800	1,149,120
Telstra Corp., Ltd. (Australia)	1,054,380	2,852,175
Verizon Communications, Inc.	503,364	28,757,185

		73,006,671
Communications equipment (1.1%)
Avaya Holdings Corp.(NON)	10,885	129,640
Cisco Systems, Inc.	569,859	31,188,383

		31,318,023
Computers (2.0%)
Amadeus IT Holding SA Class A (Spain)	15,875	1,257,465
Apple, Inc.	145,043	28,706,910
Aspen Technology, Inc.(NON)	21,100	2,622,308
CDW Corp. of Delaware	28,300	3,141,300
Dell Technologies, Inc. Class C(NON)	65,616	3,333,293
Fortinet, Inc.(NON)	83,800	6,438,354
Fujitsu, Ltd. (Japan)	10,100	703,090
Nuance Communications, Inc.(NON)	47,200	753,784
Otsuka Corp. (Japan)	25,400	1,023,603
ServiceNow, Inc.(NON)	12,700	3,487,039
Synopsys, Inc.(NON)	1,833	235,889
Xerox Corp.	84,800	3,002,768

		54,705,803
Conglomerates (0.5%)
AMETEK, Inc.	38,100	3,461,004
Danaher Corp.	58,300	8,332,236
Mitsubishi Corp. (Japan)	56,600	1,494,185
Orkla ASA (Norway)	29,324	260,155

		13,547,580
Consumer cyclicals (6.6%)
ABC-Mart, Inc. (Japan)	2,700	176,197
Amazon.com, Inc.(NON)	19,632	37,175,744
Automatic Data Processing, Inc.	73,417	12,138,033
AutoZone, Inc.(NON)	356	391,411
Berkeley Group Holdings PLC (The) (United Kingdom)	12,093	572,988
Best Buy Co., Inc.	113,000	7,879,490
Booking Holdings, Inc.(NON)	4,700	8,811,137
Bridgestone Corp. (Japan)	46,200	1,821,614
Capri Holdings, Ltd.(NON)	1,944	67,418
Carnival PLC (United Kingdom)	26,738	1,181,326
CK Hutchison Holdings, Ltd. (Hong Kong)	120,500	1,185,562
Clear Channel Outdoor Holdings, Inc.(NON)	2,938	13,867
Compass Group PLC (United Kingdom)	14,915	357,422
CoStar Group, Inc.(NON)	2,400	1,329,744
Crown Resorts, Ltd. (Australia)	93,607	818,876
Daiwa House Industry Co., Ltd. (Japan)	33,300	972,500
Discovery, Inc. Class A(NON)(S)	120,900	3,711,630
Dollar Tree, Inc.(NON)	3,773	405,182
Ecolab, Inc.	768	151,634
Extended Stay America, Inc. (Units)	70,700	1,194,123
Fiat Chrysler Automobiles NV (Italy)	87,332	1,218,078
Ford Motor Co.	11,190	114,474
Fox Corp. Class B	2,554	93,298
Genting Bhd (Singapore)	1,936,700	1,317,620
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(F)(RES)(NON)	2	2
Hermes International (France)	3,942	2,842,769
Hilton Worldwide Holdings, Inc.	68,000	6,646,320
Home Depot, Inc. (The)	63,067	13,116,044
iHeartMedia, Inc. Class A(NON)	1,249	18,804
Interpublic Group of Cos., Inc. (The)	90,200	2,037,618
Jardine Matheson Holdings, Ltd. (Hong Kong)	3,200	201,686
KAR Auction Services, Inc.	39,900	997,500
Kering SA (France)	5,563	3,289,990
Kimberly-Clark Corp.	2,321	309,343
Las Vegas Sands Corp.	57,200	3,379,948
Lear Corp.	19,800	2,757,546
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	24,700	933,907
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	2,226	84,543
Lowe's Cos., Inc.	86,580	8,736,788
Macquarie Infrastructure Co., LLC	19,700	798,638
Namco Bandai Holdings, Inc. (Japan)	19,200	933,610
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)	1	1
News Corp. Class A	71,332	962,269
Next PLC (United Kingdom)	11,380	798,619
Nielsen Holdings PLC	89,200	2,015,920
NIKE, Inc. Class B	99,800	8,378,210
Nintendo Co., Ltd. (Japan)	5,200	1,911,676
Omnicom Group, Inc.(S)	79,300	6,498,635
PayPal Holdings, Inc.(NON)	65,900	7,542,914
Peugeot SA (France)	110,849	2,731,426
Publicis Groupe SA (France)	3,203	169,104
PulteGroup, Inc.	27,900	882,198
PVH Corp.	1,290	122,086
Ross Stores, Inc.	3,491	346,028
RTL Group SA (Belgium)	3,312	169,624
Secom Co., Ltd. (Japan)	1,700	146,185
ServiceMaster Global Holdings, Inc.(NON)	16,900	880,321
Sony Corp. (Japan)	53,100	2,774,419
Subaru Corp. (Japan)	2,400	58,471
Tapestry, Inc.	19,300	612,389
Taylor Wimpey PLC (United Kingdom)	405,188	811,731
TJX Cos., Inc. (The)	11,755	621,604
TWDC Enterprises 18 Corp.	4,813	672,100
Volkswagen AG (Germany)	2,190	376,401
Walmart, Inc.	103,000	11,380,470
Wolters Kluwer NV (Netherlands)	36,362	2,647,050

		183,694,276
Consumer staples (5.6%)
Altria Group, Inc.	2,273	107,627
Ashtead Group PLC (United Kingdom)	100,638	2,880,728
Associated British Foods PLC (United Kingdom)	47,249	1,477,894
Carlsberg A/S Class B (Denmark)	12,175	1,614,022
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	47	342,076
Coca-Cola Co. (The)	425,824	21,682,958
Coca-Cola European Partners PLC (United Kingdom)	46,373	2,620,075
Colruyt SA (Belgium)	10,396	602,886
Darden Restaurants, Inc.	45,800	5,575,234
Essity AB Class B (Sweden)	20,009	614,955
Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Luxembourg)(F)(RES)(NON)	518	2,386
Hershey Co. (The)	43,017	5,765,569
Imperial Brands PLC (United Kingdom)	99,678	2,337,790
ITOCHU Corp. (Japan)	147,500	2,823,566
Japan Tobacco, Inc. (Japan)	7,900	174,584
Jardine Cycle & Carriage, Ltd. (Singapore)	26,000	697,505
Koninklijke Ahold Delhaize NV (Netherlands)	145,471	3,271,580
L'Oreal SA (France)	10,536	3,001,112
Molson Coors Brewing Co. Class B	63,000	3,528,000
Mondelez International, Inc. Class A	223,936	12,070,150
Nestle SA (Switzerland)	38,854	4,022,317
PepsiCo, Inc.	121,512	15,933,869
Post Holdings, Inc.(NON)	16,500	1,715,505
Procter & Gamble Co. (The)	93,343	10,235,060
Starbucks Corp.	307,032	25,738,493
Swedish Match AB (Sweden)	2,628	110,937
Sysco Corp.	120,010	8,487,107
Tesco PLC (United Kingdom)	965,490	2,779,622
TripAdvisor, Inc.(NON)(S)	57,000	2,638,530
Unilever NV ADR (Netherlands)	47,797	2,910,985
Unilever PLC (United Kingdom)	62,572	3,889,330
US Foods Holding Corp.(NON)	53,900	1,927,464
Walgreens Boots Alliance, Inc.	49,900	2,728,033
Wesfarmers, Ltd. (Australia)	24,738	629,214
WH Group, Ltd. (Hong Kong)	2,187,000	2,226,464
WM Morrison Supermarkets PLC (United Kingdom)	81,286	207,903

		157,371,530
Electronics (2.0%)
Agilent Technologies, Inc.	86,500	6,458,955
Broadcom, Inc.	25,200	7,254,072
Brother Industries, Ltd. (Japan)	15,800	299,283
Garmin, Ltd.	17,000	1,356,600
Hoya Corp. (Japan)	40,100	3,080,201
Intel Corp.	4,037	193,251
Keysight Technologies, Inc.(NON)	43,300	3,888,773
nVent Electric PLC (United Kingdom)	37,900	939,541
NXP Semiconductors NV	131,510	12,836,691
Qorvo, Inc.(NON)	1,547	103,046
Rockwell Automation, Inc.	27,700	4,538,091
Texas Instruments, Inc.	5,736	658,263
Thales SA (France)	15,788	1,950,543
Xilinx, Inc.	99,800	11,768,416

		55,325,726
Energy (3.0%)
BP PLC (United Kingdom)	197,631	1,376,884
Chevron Corp.	248,740	30,953,206
ConocoPhillips	230,000	14,030,000
Devon Energy Corp.	72,400	2,064,848
Equinor ASA (Norway)	115,595	2,282,644
Exxon Mobil Corp.	31,824	2,438,673
Marathon Petroleum Corp.	47,527	2,655,809
MWO Holdings, LLC (Units)(F)	89	3,011
Nine Point Energy(F)	1,299	2,598
Occidental Petroleum Corp.	7,546	379,413
OMV AG (Austria)	24,982	1,217,242
Phillips 66	89,545	8,376,039
Repsol SA (Spain)	3,474	54,455
Royal Dutch Shell PLC Class B (United Kingdom)	84,210	2,760,184
Santos, Ltd. (Australia)	211,733	1,055,147
TOTAL SA (France)	86,619	4,853,315
Valero Energy Corp.	106,211	9,092,724

		83,596,192
Financials (9.9%)
3i Group PLC (United Kingdom)	115,880	1,638,646
ABN AMRO Group NV GDR (Netherlands)	102,008	2,182,414
Aflac, Inc.	110,470	6,054,861
AGNC Investment Corp.(R)	191,000	3,212,620
AIB Group PLC (Ireland)	47,132	192,723
Allianz SE (Germany)	18,643	4,494,179
Allstate Corp. (The)	41,813	4,251,964
American Express Co.	3,864	476,972
American Financial Group, Inc.	11,500	1,178,405
Ameriprise Financial, Inc.	41,400	6,009,624
Annaly Capital Management, Inc.(R)	384,900	3,514,137
Apple Hospitality REIT, Inc.(R)	53,200	843,752
Athene Holding, Ltd. Class A(NON)	51,158	2,202,863
AvalonBay Communities, Inc.(R)	16,600	3,372,788
Aviva PLC (United Kingdom)	518,876	2,744,511
AXA SA (France)	15,762	414,021
Baloise Holding AG (Switzerland)	9,441	1,671,179
Banco Bilbao Vizcaya Argenta (Spain)	537,134	3,003,181
Bank Leumi Le-Israel BM (Israel)	267,046	1,927,568
Bank of Montreal (Canada)	5,179	391,208
BOC Hong Kong Holdings, Ltd. (Hong Kong)	187,000	736,809
Brixmor Property Group, Inc.(R)	115,700	2,068,716
Broadridge Financial Solutions, Inc.	568	72,522
Brookfield Property REIT, Inc. Class A(R)	44,800	846,272
Camden Property Trust(R)	16,900	1,764,191
Canadian Imperial Bank of Commerce (Canada)	4,276	336,255
Capital One Financial Corp.	79,000	7,168,460
CBRE Group, Inc. Class A(NON)	55,600	2,852,280
Cheung Kong Property Holdings, Ltd. (Hong Kong)	357,000	2,786,850
Citigroup, Inc.	385,600	27,003,568
Citizens Financial Group, Inc.	162,000	5,728,320
CME Group, Inc.	5,105	990,932
CNP Assurances (France)	10,968	248,935
Comerica, Inc.	64,619	4,693,924
Daiwa Securities Group, Inc. (Japan)	24,700	108,455
Deutsche Boerse AG (Germany)	5,492	776,872
Deutsche Wohnen AG (Germany)	18,148	665,927
Direct Line Insurance Group PLC (United Kingdom)	77,955	328,478
Discover Financial Services	72,800	5,648,552
DNB ASA (Norway)	40,980	762,390
Douglas Emmett, Inc.(R)	23,400	932,256
Duke Realty Corp.(R)	71,600	2,263,276
E*Trade Financial Corp.	110,500	4,928,300
Fukuoka Financial Group, Inc. (Japan)	44,800	823,439
Gaming and Leisure Properties, Inc.(R)	42,600	1,660,548
Goldman Sachs Group, Inc. (The)	25,100	5,135,460
Hang Seng Bank, Ltd. (Hong Kong)	93,000	2,310,515
Hartford Financial Services Group, Inc. (The)	84,100	4,686,052
Healthcare Trust of America, Inc. Class A(R)	56,200	1,541,566
Henderson Land Development Co., Ltd. (Hong Kong)	198,000	1,092,541
Hongkong Land Holdings, Ltd. (Hong Kong)	38,600	248,986
HSBC Holdings PLC (United Kingdom)	47,324	394,791
Hudson Pacific Properties, Inc.(R)	27,600	918,252
ING Groep NV (Netherlands)	108,712	1,260,393
Intercontinental Exchange, Inc.	690	59,299
Jones Lang LaSalle, Inc.	11,000	1,547,590
JPMorgan Chase & Co.	332,345	37,156,171
KBC Groep NV (Belgium)	18,126	1,188,023
Kerry Properties, Ltd. (Hong Kong)	54,500	228,996
Legal & General Group PLC (United Kingdom)	788,275	2,697,882
Liberty Property Trust(R)	27,200	1,361,088
Lincoln National Corp.	60,400	3,892,780
Lloyds Banking Group PLC (United Kingdom)	3,077,038	2,211,357
Loews Corp.	4,699	256,894
Macquarie Group, Ltd. (Australia)	32,350	2,854,481
Medical Properties Trust, Inc.(R)	114,300	1,993,392
MetLife, Inc.	241,400	11,990,338
Mirvac Group (Australia)(R)	118,917	261,781
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	76,100	404,677
Mizuho Financial Group, Inc. (Japan)	219,600	318,598
Morgan Stanley	218,000	9,550,580
National Australia Bank, Ltd. (Australia)	8,620	161,882
National Bank of Canada (Canada)	7,269	345,313
New Residential Investment Corp.(R)	148,700	2,288,493
NN Group NV (Netherlands)	2,236	90,006
ORIX Corp. (Japan)	171,900	2,569,663
Outfront Media, Inc.(R)	38,300	987,757
Partners Group Holding AG (Switzerland)	3,689	2,898,446
Persimmon PLC (United Kingdom)	83,906	2,127,931
Popular, Inc. (Puerto Rico)	22,100	1,198,704
Prologis, Inc.(R)	28,200	2,258,820
Prudential Financial, Inc.	74,200	7,494,200
Reinsurance Group of America, Inc.	10,281	1,604,144
RenaissanceRe Holdings, Ltd.	342	60,879
Sampo Oyj Class A (Finland)	3,627	171,157
Scentre Group (Australia)(R)	421,243	1,137,563
Singapore Exchange, Ltd. (Singapore)	46,500	272,713
SL Green Realty Corp.(R)	22,600	1,816,362
STORE Capital Corp.(R)	60,700	2,014,633
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,500	3,310,833
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	21,900	795,512
Sun Hung Kai Properties, Ltd. (Hong Kong)	67,000	1,137,821
Swire Properties, Ltd. (Hong Kong)	56,600	228,768
Swiss Life Holding AG (Switzerland)	1,162	575,882
Swiss Prime Site AG (Switzerland)	2,526	220,592
Synchrony Financial	189,100	6,556,097
TD Ameritrade Holding Corp.	2,488	124,201
Toronto-Dominion Bank (Canada)	8,270	483,235
Two Harbors Investment Corp.(R)	67,200	851,424
U.S. Bancorp	4,091	214,368
Unum Group	70,400	2,361,920
VICI Properties, Inc.(R)	115,200	2,539,008
Vonovia SE (Germany)	1,758	83,959
Weingarten Realty Investors(R)	29,800	817,116
Wells Fargo & Co.	54,200	2,564,744
Wintrust Financial Corp.	14,200	1,038,872

		274,939,644
Health care (6.9%)
Abbott Laboratories	201,300	16,929,330
AbbVie, Inc.	100,029	7,274,109
Advanz Pharma Corp. (Canada)(NON)	520	8,518
Alfresa Holdings Corp. (Japan)	30,800	762,124
Allergan PLC	31,181	5,220,635
Amgen, Inc.	80,599	14,852,784
Anthem, Inc.	442	124,737
Astellas Pharma, Inc. (Japan)	196,800	2,809,938
Baxter International, Inc.	8,900	728,910
Biogen, Inc.(NON)	31,523	7,372,284
Bristol-Myers Squibb Co.	58,269	2,642,499
Cardinal Health, Inc.	90,100	4,243,710
Centene Corp.(NON)	5,164	270,800
Charles River Laboratories International, Inc.(NON)	9,300	1,319,670
Chemed Corp.	4,300	1,551,612
Cigna Corp.	1,907	300,448
Eli Lilly & Co.	52,604	5,827,997
Encompass Health Corp.	20,100	1,273,536
Gilead Sciences, Inc.	83,436	5,636,936
GlaxoSmithKline PLC (United Kingdom)	168,137	3,366,443
H Lundbeck A/S (Denmark)	1,343	53,052
HCA Healthcare, Inc.	8,100	1,094,877
Hill-Rom Holdings, Inc.	16,600	1,736,692
Hologic, Inc.(NON)	43,000	2,064,860
Humana, Inc.	1,751	464,540
Illumina, Inc.(NON)	4,100	1,509,415
Ipsen SA (France)	1,383	188,713
Jazz Pharmaceuticals PLC(NON)	5,900	841,104
Johnson & Johnson	129,459	18,031,050
Koninklijke Philips NV (Netherlands)	4,154	180,367
Laboratory Corp. of America Holdings(NON)	481	83,165
Masimo Corp.(NON)	16,100	2,396,002
McKesson Corp.	52,419	7,044,589
Medipal Holdings Corp. (Japan)	30,500	674,621
Medtronic PLC	178,000	17,335,420
Merck & Co., Inc.	197,683	16,575,720
Novartis AG (Switzerland)	38,271	3,497,002
Novo Nordisk A/S Class B (Denmark)	83,483	4,254,178
Ono Pharmaceutical Co., Ltd. (Japan)	3,000	53,874
Pfizer, Inc.	186,090	8,061,419
QIAGEN NV (Netherlands)(NON)	7,654	310,623
Quest Diagnostics, Inc.	2,425	246,889
Roche Holding AG (Switzerland)	23,721	6,673,810
Sanofi (France)	2,424	209,233
Sartorius Stedim Biotech (France)	3,654	576,294
Shionogi & Co., Ltd. (Japan)	41,100	2,373,182
Smith & Nephew PLC (United Kingdom)	20,070	434,568
Suzuken Co., Ltd. (Japan)	16,800	987,428
Thermo Fisher Scientific, Inc.	9,600	2,819,328
UCB SA (Belgium)	21,363	1,771,363
UnitedHealth Group, Inc.	1,067	260,359
Zimmer Biomet Holdings, Inc.	39,500	4,650,730
Zoetis, Inc.	25,489	2,892,747

		192,864,234
Photography/Imaging (0.1%)
FUJIFILM Holdings Corp. (Japan)	42,900	2,179,499

		2,179,499
Semiconductor (0.1%)
KLA-Tencor Corp.	30,300	3,581,460
Maxim Integrated Products, Inc.	3,395	203,089
Tokyo Electron, Ltd. (Japan)	1,000	140,605

		3,925,154
Software (3.8%)
Adobe, Inc.(NON)	76,800	22,629,120
Black Knight, Inc.(NON)	26,400	1,587,960
Cadence Design Systems, Inc.(NON)	74,531	5,277,540
Electronic Arts, Inc.(NON)	11,500	1,164,490
F5 Networks, Inc.(NON)	29,035	4,228,367
Intuit, Inc.	54,552	14,256,074
Microsoft Corp.	216,797	29,042,126
NTT Data Corp. (Japan)	149,400	1,994,041
Oracle Corp.	468,400	26,684,748
Oracle Corp. (Japan)	2,700	197,875

		107,062,341
Technology (0.1%)
SoftBank Group Corp. (Japan)	29,000	1,397,473

		1,397,473
Technology services (3.5%)
Accenture PLC Class A	5,648	1,043,581
Alphabet, Inc. Class A(NON)	43,540	47,145,112
Capgemini SE (France)	12,259	1,524,307
Cognizant Technology Solutions Corp. Class A	7,887	499,957
eBay, Inc.	246,500	9,736,750
Facebook, Inc. Class A(NON)	10,712	2,067,416
Fair Isaac Corp.(NON)	6,200	1,946,924
Fidelity National Information Services, Inc.	3,377	414,290
Fiserv, Inc.(NON)(S)	3,214	292,988
Genpact, Ltd.	27,500	1,047,475
IBM Corp.	175,900	24,256,610
Leidos Holdings, Inc.	7,675	612,849
NEC Corp. (Japan)	11,300	445,291
Proofpoint, Inc.(NON)	11,000	1,322,750
Yahoo Japan Corp. (Japan)	108,800	319,797
Zebra Technologies Corp. Class A(NON)	25,300	5,300,097

		97,976,194
Transportation (1.1%)
Aena SME SA (Spain)	12,113	2,400,755
Central Japan Railway Co. (Japan)	13,400	2,687,874
Delta Air Lines, Inc.	185,096	10,504,198
Deutsche Lufthansa AG (Germany)	68,728	1,177,730
Deutsche Post AG (Germany)	19,255	632,762
Groupe Eurotunnel SA (France)	4,156	66,586
Japan Airlines Co., Ltd. (Japan)	80,500	2,575,287
Kyushu Railway Co. (Japan)	1,800	52,569
MTR Corp. (Hong Kong)	42,500	286,253
Norfolk Southern Corp.	38,321	7,638,525
SG Holdings Co., Ltd. (Japan)	22,100	627,121
Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,740,200	1,973,034

		30,622,694
Utilities and power (1.9%)
AES Corp.	213,600	3,579,936
AGL Energy, Ltd. (Australia)	8,090	113,723
American Electric Power Co., Inc.	6,780	596,708
Canadian Utilities, Ltd. Class A (Canada)	2,007	56,644
CenterPoint Energy, Inc.	146,200	4,185,706
CLP Holdings, Ltd. (Hong Kong)	95,000	1,046,695
DTE Energy Co.	3,225	412,413
E.ON SE (Germany)	232,171	2,521,480
Enagas SA (Spain)	11,091	295,994
Endesa SA (Spain)	82,924	2,131,962
Enel SpA (Italy)	530,025	3,700,526
Eni SpA (Italy)	176,444	2,930,468
Evergy, Inc.	49,100	2,953,365
Exelon Corp.	191,547	9,182,763
GenOn Energy, Inc.	276	50,508
Kansai Electric Power Co., Inc. (The) (Japan)	7,500	86,029
Kinder Morgan, Inc.	16,449	343,455
National Grid PLC (United Kingdom)	33,997	360,852
NRG Energy, Inc.	96,900	3,403,128
Pinnacle West Capital Corp.	34,892	3,282,988
Public Service Enterprise Group, Inc.	107,100	6,299,622
Snam SpA (Italy)	67,423	335,110
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	9,986
UGI Corp.	16,000	854,560
Vistra Energy Corp.	176,200	3,989,168

		52,723,789

Total common stocks (cost $1,358,555,549)		$1,591,445,016

CORPORATE BONDS AND NOTES (16.0%)(a)
		Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$255,000	$273,245
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		125,000	128,438
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	201,413
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	198,750
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		40,000	45,250
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		240,000	284,776
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		185,000	190,550
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		195,000	202,556
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		205,000	202,950
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		115,000	119,600
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		350,000	367,693
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		300,000	304,125
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	479,400
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		140,000	144,294
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		60,000	63,300
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		265,000	265,133
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		425,000	410,125
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		669,000	686,747
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		265,000	280,036
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		470,000	484,100
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		255,000	228,225
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		1,180,000	1,226,924
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		115,000	109,538
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		185,000	193,325
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		120,000	124,124
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		21,000	20,895
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		405,000	386,775
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	256,875
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		67,000	67,921
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		965,000	1,002,942
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		260,000	247,000
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		225,000	236,813
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	105,225
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		600,000	609,000
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		943,000	995,556
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		680,000	695,368
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		290,000	299,425
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		220,000	227,150
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		320,000	310,400
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		725,000	792,280
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		515,000	509,551
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		100,000	105,750
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		140,000	141,750
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		195,000	198,169
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		36,000	37,350
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		165,000	170,775
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		120,000	119,400
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		55,000	58,438
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		40,000	40,063
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		315,000	306,338
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		75,000	68,625
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		430,000	435,375
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		175,000	182,875
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		150,000	166,151
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	721,415
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		696,000	752,605
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		300,000	320,988
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		285,000	288,919
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	586,632
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		270,000	272,771
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		210,000	244,125
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	154,125
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		85,000	88,613
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	34,825
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		165,000	170,981
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		13,000	13,228
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	265,278
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	266,132
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		90,000	91,585
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		295,000	285,413
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		275,000	281,188
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		100,000	97,000
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		275,000	286,000
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		180,000	183,375
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		993,000	935,746
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		1,452,000	1,474,864
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	930,029
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		245,000	327,688
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		405,000	566,245
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		210,000	226,275
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		190,000	200,569

			26,075,466
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	347,375
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	177,225
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)		218,287	219,924
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		405,000	427,275
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		95,000	98,167
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		57,000	57,641
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		220,000	224,906
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	64,025
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		240,000	241,619
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		95,000	103,313
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		255,000	255,319
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		365,000	374,581
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		315,000	327,600
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		90,000	91,800
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		160,000	162,616
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		130,000	133,575
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	172,500
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		510,000	516,071
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		196,000	196,000
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		290,000	300,043
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		245,000	245,989
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		240,000	258,300
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		360,000	381,150
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	336,092
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		405,000	414,619
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	505,858
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		840,000	853,176
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		894,000	935,802
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		505,000	551,512
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		200,000	202,750
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,195,905
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		340,000	352,750
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		900,000	949,185
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		45,000	46,744
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		225,000	231,750
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		140,000	140,000
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		135,000	160,277
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		1,245,000	1,253,903
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		405,000	410,063
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	161,200
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	531,849
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		320,000	318,400
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		400,000	421,500
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	206,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		35,000	35,403
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		345,000	347,588
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		127,000	128,429
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		415,000	436,788
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,115,081
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		2,360,000	2,352,381
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		130,000	124,475
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		95,000	91,675
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	608,978
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		335,000	343,110
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22		156,000	158,979

			21,299,736
Communication services (1.6%)
Altice Luxembourg SA 144A sr. unsec. notes 10.50%, 5/15/27 (Luxembourg)		255,000	262,013
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,620,000	1,607,126
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		990,000	1,009,108
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,535,000	2,682,196
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		2,195,000	2,284,280
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		594,000	589,849
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29		400,000	430,832
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	1,188,016
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		40,000	41,313
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		335,000	350,594
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		460,000	480,700
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29(FWC)		730,000	753,725
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		455,000	477,181
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		1,434,000	1,689,695
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		480,000	521,108
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	166,720
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		334,000	352,208
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		138,000	145,524
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	1,198,263
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		540,000	526,607
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		110,000	149,178
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		945,000	989,316
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		405,000	419,168
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		595,000	557,640
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		205,000	178,350
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	443,146
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	550,428
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	717,766
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		135,000	143,215
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		670,000	693,250
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		470,000	488,213
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		338,000	360,816
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	216,380
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		615,000	675,147
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		400,000	400,000
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	626,389
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	113,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		715,000	676,569
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		1,070,000	1,147,007
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	79,406
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		630,000	390,600
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		335,000	324,950
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		570,000	504,450
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		10,000	10,425
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		495,000	506,138
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		200,000	202,492
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		835,000	854,017
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		1,420,000	1,472,562
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		53,000	56,710
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		510,000	558,169
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		230,000	235,750
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		352,000	361,786
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		67,000	69,513
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		318,000	345,428
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		465,000	494,063
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		590,626	590,778
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		570,000	591,945
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		50,000	51,125
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		40,000	42,800
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,688
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		230,000	236,636
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		95,000	97,256
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	517,057
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,835,000	1,937,875
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		720,000	816,549
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	903,526
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		4,212,000	4,667,723
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		340,000	356,150
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		765,000	798,469
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		695,000	751,287
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	152,582

			45,357,441
Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		4,075,000	4,065,147

			4,065,147
Consumer cyclicals (1.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	549,486
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,634,565
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		692,000	698,189
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		110,000	97,900
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		225,000	201,375
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		95,000	87,999
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	67,763
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		125,000	129,375
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		908,000	921,730
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		536,000	576,989
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		225,000	229,332
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26		420,000	423,219
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		1,132,000	1,123,038
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		105,000	110,381
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		110,000	113,575
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		75,000	79,341
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		184,000	187,450
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		215,000	220,913
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29		1,480,000	1,567,796
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		376,000	364,786
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		463,000	478,628
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	159,051
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		99,000	100,485
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		53,000	53,663
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		320,000	326,000
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		160,000	173,600
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		550,000	510,125
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		360,000	361,125
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		510,000	523,874
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,695,638
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		40,000	43,700
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		70,000	73,150
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		245,000	254,800
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		275,000	289,781
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24		450,000	478,642
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		140,000	143,920
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,559,000	1,572,036
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		288,000	296,855
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		170,000	172,555
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		410,000	444,850
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	155,730
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,565,000	1,617,349
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	808,549
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		355,000	366,786
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		893,000	971,660
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		132,066	140,155
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		262,807	275,296
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		370,000	403,763
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		2,416,000	2,591,160
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		55,000	56,788
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		2,404,000	2,625,401
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		60,000	60,075
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		350,000	346,938
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		495,000	530,888
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		350,000	359,520
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		135,000	130,613
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	152,094
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		1,489,000	1,473,909
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		55,000	60,294
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		245,000	251,125
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		225,000	236,531
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		145,000	149,169
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		190,000	199,263
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		150,000	156,188
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		85,000	89,250
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		335,000	355,479
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		175,000	189,000
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		480,000	502,800
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		290,000	300,428
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		90,000	92,138
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		140,000	137,550
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		405,000	403,988
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		1,225,000	1,253,138
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		95,000	98,206
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		87,000	89,506
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		170,000	167,875
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		127,000	128,746
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		135,000	140,738
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		110,000	113,025
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		263,000	312,970
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	432,000
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		195,000	201,761
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		65,000	56,956
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		325,000	334,263
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		300,000	305,250
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		490,000	539,945
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		800,000	810,513
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		165,000	168,713
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		420,000	440,475
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		330,000	346,497
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		130,000	132,925
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		140,000	144,340
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,470,000	1,493,888
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		320,000	332,800
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		400,000	406,250
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		2,000	2,045
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		70,000	72,100
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		310,000	320,850
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,245,000	1,260,563
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,850
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	201,925
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		1,120,000	1,169,337
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		40,000	39,400
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		225,000	232,245
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		105,000	106,827
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		165,000	167,428
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45		1,425,000	2,383,397
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24		350,000	426,431
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		260,000	247,325
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21		430,000	442,965
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		173,000	170,838
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		325,000	275,438
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		185,000	188,700
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	72,268
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		155,000	153,063
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		190,000	199,025
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		480,000	481,800

			50,812,157
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		295,000	297,213
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		65,000	65,163
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		205,000	207,306
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	213,500
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19		10,000	10,063
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		1,043,000	1,096,667
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		525,000	643,392
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		629,000	714,045
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		525,000	568,692
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		495,000	498,993
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		280,000	284,900
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		130,000	132,236
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,200,000	1,201,501
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	357,969
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		32,425	36,039
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		302,378	320,904
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		20,000	21,647
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		80,000	82,200
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		550,000	581,014
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		509,000	695,220
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	558,327
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		185,000	125,800
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		115,000	119,025
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		315,000	330,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		400,000	412,000
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		45,000	46,800
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		310,000	316,975
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		1,912,000	2,093,252
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		307,000	329,023
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		190,000	199,261
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		190,000	196,413
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	143,500
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,285,000	1,336,400
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	62,175
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		340,000	356,116
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		205,000	211,406
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		390,000	431,777
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		115,000	130,703
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		215,000	213,674
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		365,000	307,969
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		80,000	80,763
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		505,000	514,950

			16,545,723
Energy (1.5%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	63,375
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		55,000	53,086
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		80,000	73,800
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		90,000	88,875
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		185,000	177,600
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		103,000	104,529
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		295,000	297,213
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		208,000	220,199
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		135,000	123,188
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	105,050
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	708,238
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	83,870
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	904,146
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		582,000	582,152
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)		535,000	534,084
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		75,000	71,625
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		155,000	116,831
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		190,000	223,725
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		465,000	517,894
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		1,286,000	1,396,917
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		90,000	79,313
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		180,000	166,950
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		15,000	14,063
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		116,000	116,102
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		230,000	176,525
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		1,239,000	1,282,077
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		40,000	40,328
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		420,000	302,400
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		270,000	290,250
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		212,000	208,820
Denbury Resources, Inc. 144A company guaranty sub. notes 7.75%, 2/15/24		90,000	74,700
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		370,000	388,963
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		365,000	385,531
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		1,484,000	1,651,936
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		105,000	117,372
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,515,000	1,416,525
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		185,000	209,608
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		480,000	507,211
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		180,000	134,100
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		105,000	114,341
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	925,730
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		170,000	151,725
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		800,000	759,546
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	292,952
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		710,000	716,751
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		2,830,000	2,837,841
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		420,000	432,075
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		440,000	458,150
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		300,000	269,250
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	208,000
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		170,000	212,274
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		40,000	38,000
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		95,000	90,488
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		145,000	145,725
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		350,000	310,188
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		35,000	32,725
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	197,950
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		110,000	107,250
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		105,000	80,063
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		140,000	120,445
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		55,000	54,725
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		152,000	151,620
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		215,000	208,013
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		1,095,000	1,132,699
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	208,590
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,061,000	1,213,784
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		2,177,000	2,391,979
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		826,000	884,853
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		380,000	403,275
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		70,000	74,288
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		3,000	540
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		575,000	86,250
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		369,000	317,373
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		832,000	842,764
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		147,000	143,685
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	319,275
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	60,214
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		35,000	33,425
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		140,000	138,006
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		525,000	552,676
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	172,374
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		470,000	515,334
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		85,000	54,613
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		175,000	122,063
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		65,000	7
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		130,000	13
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,268,034
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		1,590,000	1,589,041
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		85,000	78,625
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		100,000	91,750
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		140,000	131,250
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		124,000	123,070
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	433,436
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		190,000	192,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		690,000	691,726
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		70,000	77,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		110,000	120,038
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		414,000	418,774
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		640,000	614,654
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		160,650	165,470
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		125,000	132,109
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		195,000	195,244
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		115,000	97,750
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		9,000	9,585
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		195,000	206,193
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		65,000	68,257
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		125,000	122,500
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		105,000	101,259
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		230,000	327,372
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		7,000	9,229
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		779,000	826,316
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	176,700
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		210,000	218,138
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		58,000	60,465

			41,139,809
Financials (5.0%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		830,000	831,209
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		660,000	658,177
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		1,040,000	1,114,607
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,630,000	1,638,357
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		130,000	131,690
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		115,000	117,841
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		337,000	445,416
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		70,000	72,505
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		810,000	895,981
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		414,000	529,920
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,735,000	1,750,377
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		1,105,000	1,103,298
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	220,750
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		370,000	419,254
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		600,000	636,276
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	651,542
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		478,000	516,240
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		60,000	66,150
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		970,000	988,694
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,720,000	2,786,892
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		295,000	294,096
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.17%, 9/15/26		125,000	117,173
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	2,193,723
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		775,000	786,950
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		125,000	126,764
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		210,000	212,685
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		1,070,000	1,071,282
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,250,000	1,249,296
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	212,926
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		1,318,000	1,361,439
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		330,000	338,921
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		310,000	333,992
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		1,290,000	1,359,618
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	422,584
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		395,000	400,083
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		531,000	571,170
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		215,000	225,795
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		240,000	264,931
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		370,000	402,734
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		63,000	67,331
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,894,000	2,076,298
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		68,000	72,153
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20		640,000	643,465
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,219,000	3,354,581
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		1,205,000	1,209,241
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	762,794
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		588,000	594,098
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	503,323
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	560,250
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	432,784
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		1,450,000	1,448,709
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	227,325
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		240,000	258,600
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,322,491
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,530,000	1,529,425
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,690,000	1,688,306
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		760,000	974,709
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		70,000	72,713
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		110,000	115,638
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		560,000	564,834
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		631,000	654,663
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		955,000	984,513
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,620,000	1,624,195
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		1,140,000	1,235,856
DNB Bank ASA 144A sr. unsec. notes 2.125%, 10/2/20 (Norway)		550,000	548,229
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	168,094
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		205,000	209,869
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		2,055,000	2,166,725
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	259,151
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		151,000	149,490
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	477,690
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	167,700
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	157,250
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	208,650
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		125,000	135,181
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		165,000	172,838
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,840,000	1,973,415
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	2,879,514
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		2,580,000	2,582,477
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		1,015,000	1,015,376
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	213,347
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		205,000	219,818
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		1,047,000	999,527
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		55,000	54,999
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)		250,000	301,819
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		290,000	302,210
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		255,000	258,506
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		745,000	782,052
Huntington National Bank (The) sr. unsec. notes 2.717%, 3/10/20		785,000	784,649
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		150,000	155,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		145,000	148,444
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		127,000	128,270
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	96,306
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		2,130,000	2,354,791
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		110,000	119,805
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		95,000	97,375
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	102,375
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		278,000	299,495
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		1,305,000	1,320,099
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		3,028,000	3,212,680
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20		212,000	211,935
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	3,173,935
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		3,045,000	3,060,027
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	378,011
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		725,000	758,808
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	464,619
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		470,000	491,676
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		340,000	348,075
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		595,000	598,596
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		1,215,000	1,221,938
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		1,155,000	1,152,865
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	515,240
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	378,000
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		378,000	377,312
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	132,600
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		644,500	643,700
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		95,000	102,363
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		90,000	89,325
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		1,260,000	1,286,733
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	610,212
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	1,074,141
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		3,065,000	3,216,829
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22		547,000	552,739
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		1,050,000	1,051,201
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.141%, 12/9/19 (Australia)		1,570,000	1,574,363
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		450,000	455,470
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		1,565,000	1,562,887
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		810,000	812,962
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		65,000	65,975
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		200,000	203,500
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		270,000	270,410
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		405,000	387,902
Nordea Bank ABP 144A sr. unsec. notes 2.50%, 9/17/20 (Finland)		1,300,000	1,303,108
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		815,000	812,808
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		520,000	659,034
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		700,000	698,215
Protective Life Global Funding 144A notes 2.262%, 4/8/20		665,000	663,901
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		285,000	267,900
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		117,000	123,581
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		360,000	373,950
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		800,000	804,624
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,575,000	1,573,445
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	671,266
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		202,000	207,050
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		565,000	603,165
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	658,899
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		685,000	725,036
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.372%, 3/11/20 (Sweden)		5,355,000	5,352,178
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	115,041
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	126,000
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		210,000	229,946
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		255,000	257,550
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,370,000	1,365,887
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		385,000	417,441
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		220,000	207,900
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		1,051,000	1,071,029
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		533,000	538,698
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21		2,085,000	2,122,699
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		1,500,000	1,498,797
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		2,320,000	2,331,519
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		595,000	633,921
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	622,605
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		235,000	232,650
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		700,000	739,375
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		455,000	493,106
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		2,145,000	2,152,055
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		485,000	489,648
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		3,115,000	3,112,610
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		550,000	545,848
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		345,000	340,377

			138,090,873
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		945,000	944,910
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		265,000	237,175
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		236,000	240,959
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		640,000	664,175
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	602,833
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		730,000	739,326
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	781,744
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	155,350
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		240,000	268,512
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		265,000	290,838
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	270,489
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$70,000	72,975
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		195,000	217,874
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	223,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		105,000	108,806
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		310,000	316,578
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		265,000	281,589
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		90,000	93,263
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		85,000	89,333
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		787,000	821,768
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		975,000	1,006,377
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		412,000	431,340
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,748,000	1,788,939
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		230,000	240,925
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		155,000	158,294
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	110,381
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		925,000	890,313
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		440,000	297,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	110,653
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		195,000	145,763
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23		1,463,000	1,523,178
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21		490,000	503,669
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,299,000	2,398,257
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		610,000	630,829
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		65,000	65,488
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.90%, 8/28/28		2,468,000	2,756,298
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		285,000	190,950
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		210,000	232,514
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		720,000	740,146
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		315,000	336,547
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		235,000	256,018
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		34,000	37,485
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		120,000	121,650
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		155,000	160,425
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		105,000	70,350
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		330,000	340,938
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	914,925
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20		97,000	96,766
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		125,000	130,000
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		50,000	50,750
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,575,128
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		170,000	162,350
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		225,000	221,063
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	691,198
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		478,000	476,806
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		1,315,000	1,311,849
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,353,782
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	336,800
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		310,000	316,588
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		345,000	354,919
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		830,000	837,246
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		675,000	681,598
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		90,000	91,125
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		140,000	141,750
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		130,000	133,827
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		395,000	414,256
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		110,000	113,850
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		295,000	271,216
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	188,625
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		640,000	660,991
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	578,303
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,760,043
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.375%, 11/15/21		682,000	698,192
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		364,000	369,566
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	552,281
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		125,000	130,313
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	90,100
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	777,918

			39,450,948
Technology (1.4%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		2,056,000	2,117,713
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	652,445
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		1,125,000	1,128,237
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	1,888,609
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		335,000	354,280
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	582,014
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		126,000	127,843
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	561,891
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	636,206
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		792,000	791,059
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		223,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		395,000	342,663
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		967,000	947,565
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,550,000	1,471,469
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		660,000	664,158
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		554,000	554,317
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	107,625
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		65,000	66,706
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,764,000	1,946,012
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		250,000	263,932
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		222,000	280,274
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		110,000	116,188
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		1,250,000	1,327,941
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		148,000	149,753
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		457,000	498,288
First Data Corp. 144A notes 5.75%, 1/15/24		385,000	395,828
First Data Corp. 144A sr. notes 5.375%, 8/15/23		160,000	162,880
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		455,000	467,687
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		1,115,000	1,207,077
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	760,501
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		850,000	840,929
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		76,000	69,730
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		250,000	254,400
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		384,000	498,455
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		1,415,000	1,475,494
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,175,947
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41		85,000	110,945
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		373,000	403,152
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		294,000	297,087
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		2,030,000	2,012,716
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		210,000	212,249
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	272,425
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		1,255,000	1,260,740
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		485,000	489,988
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		2,295,000	2,295,158
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		110,000	109,450
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		175,000	185,203
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		1,310,000	1,412,358
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		125,000	135,156
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		155,000	161,006
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		455,000	468,650
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		375,000	366,660
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		270,000	273,878
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,465,000	1,437,239

			37,790,176
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	502,985
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		92,398	94,320
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		95,000	95,596
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	253,758
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	470,502
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		345,000	350,175

			1,767,336
Utilities and power (0.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		830,000	861,125
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		105,000	110,775
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		44,000	44,660
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		105,000	107,888
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,238,530
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		870,000	1,010,572
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		735,000	751,652
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		152,000	203,388
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		190,000	188,575
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	147,538
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		24,000	24,600
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		50,000	56,249
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	171,861
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	296,073
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		630,000	628,149
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	994,069
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	923,212
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		65,000	87,749
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		830,000	902,105
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,525,000	1,579,558
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		6,000	6,302
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		9,000	10,231
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		1,190,000	1,413,871
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.044%, 12/1/23		22,113	21,920
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		245,000	253,613
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		123,000	136,308
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		599,000	608,031
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	308,202
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,374,000	1,397,681
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		107,000	146,501
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		400,000	519,547
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		251,000	235,940
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		175,000	192,719
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		205,000	222,681
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		95,000	101,888
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,243,000	1,293,321
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		640,000	657,509
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		240,000	256,200
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		450,000	452,056
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	222,255
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	792,852
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		370,000	385,971
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		20,000	20,499
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	203,323
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		64,000	256
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	145,125
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		155,000	160,619
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		719,000	728,894
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		781,000	785,594
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		135,000	142,931
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	311,531

			22,462,699

Total corporate bonds and notes (cost $430,217,226)			$444,857,511

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 5/20/49	$49,946	$53,541
4.70%, with due dates from 5/20/67 to 8/20/67	217,759	243,075
4.627%, 6/20/67	102,875	114,320
4.508%, 3/20/67	98,370	108,576
4.50%, with due dates from 5/20/49 to 5/20/49	178,768	189,765
4.00%, with due dates from 3/15/46 to 3/20/46	802,420	840,143
3.50%, TBA, 7/1/49	7,000,000	7,230,782
3.50%, with due dates from 7/20/47 to 11/20/47	69,562,306	71,959,630

		80,739,832
U.S. Government Agency Mortgage Obligations (9.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 5/1/48	359,297	373,971
4.00%, 9/1/45	453,282	476,056
3.00%, with due dates from 2/1/47 to 1/1/48	41,606,790	42,097,977
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	36,954	39,289
4.00%, with due dates from 6/1/48 to 1/1/57	6,566,789	6,842,731
3.50%, 6/1/56	2,318,843	2,409,472
3.00%, with due dates from 12/1/31 to 11/1/48	61,856,219	62,896,116
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	11,000,000	12,032,968
6.00%, TBA, 7/1/49	11,000,000	12,041,563
6.00%, TBA, 5/1/49	1,000,000	1,095,547
4.00%, TBA, 8/1/49	36,000,000	37,206,562
4.00%, TBA, 7/1/49	58,000,000	59,943,905
3.50%, TBA, 7/1/49	5,000,000	5,112,110
3.00%, TBA, 8/1/49	1,000,000	1,007,695
3.00%, TBA, 7/1/49	5,000,000	5,042,578
3.00%, TBA, 7/1/34	14,000,000	14,272,343

		262,890,883

Total U.S. government and agency mortgage obligations (cost $340,943,209)		$343,630,715

MORTGAGE-BACKED SECURITIES (3.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.9%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 10/25/27 (Bermuda)	$428,660	$430,804
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.754%, 8/25/28 (Bermuda)	718,000	719,292
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 11/25/28	1,040,000	1,029,600
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.159%, 4/15/37	75,926	120,862
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.018%, 11/15/35	46,775	72,222
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.374%, 12/15/36	46,327	65,230
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.826%, 6/15/34	74,024	86,547
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.554%, 11/25/28	800,000	895,462
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/24	803,358	872,233
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 7.054%, 10/25/28	3,300,000	3,606,169
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.554%, 1/25/25	328,145	344,431
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 6.304%, 12/25/27	250,000	262,480
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.154%, 9/25/24	336,000	366,233
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.556%, 3/15/41	1,670,480	284,733
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.354%, 5/25/25	252,216	255,856
Ser. 3391, PO, zero %, 4/15/37	5,629	4,935
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,003	2,686
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,019	2,432
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	7,035	5,593
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 7.104%, 4/25/28	850,000	944,497
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 7.954%, 7/25/28	580,000	658,264
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.474%, 7/25/36	26,095	45,434
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.384%, 6/25/37	66,059	100,677
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.037%, 8/25/35	28,960	38,145
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.669%, 12/25/35	32,472	43,048
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.143%, 11/25/34	13,644	15,980
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.354%, 8/25/28	1,260,747	1,420,193
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.154%, 8/25/28	1,962,947	2,197,637
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.404%, 9/25/28	2,313,933	2,559,076
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	775,346	828,638
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.304%, 11/25/24	427,282	471,505
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 1/25/29	720,000	769,507
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	240,848	252,616
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.304%, 7/25/24	492,256	510,263
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 5.004%, 5/25/24	345,767	360,326
Ser. 07-14, Class KO, PO, zero %, 3/25/37	19,082	16,568
Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,757	1,545
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,282	2,051
Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,899	3,386
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	2,052,737	392,586
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	407,619	86,500
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	89,862	9,428
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	89,353	16,999
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.667%, 6/20/43	1,764,853	285,267
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.639%, 6/20/49	145,000	20,119
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	3,568,693	369,645
Ser. 13-14, IO, 3.50%, 12/20/42	1,184,457	124,072
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,567,399	121,944
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,905,988	109,842
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66(WAC)	3,612,510	395,209
Ser. 15-H25, Class BI, IO, 1.905%, 10/20/65(WAC)	5,023,296	456,115
Ser. 15-H26, Class EI, IO, 1.734%, 10/20/65(WAC)	2,923,104	255,772
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,499	2,142
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.83%, 10/25/28 (Bermuda)	542,000	544,145

		23,856,941
Commercial mortgage-backed securities (1.5%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49(WAC)	1,427,591	997
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	2,355,591	24
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.597%, 11/10/41(WAC)	232,481	52
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	9,792	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	252,773	179,431
FRB Ser. 06-PW14, Class X1, IO, 0.501%, 12/11/38(WAC)	240,888	2,472
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.728%, 12/11/49(WAC)	21,701	237
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	163,941	2
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.272%, 4/15/44(WAC)	617,000	645,457
FRB Ser. 11-C2, Class D, 5.939%, 12/15/47(WAC)	254,000	264,086
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	657,137
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.939%, 9/10/45(WAC)	6,220,209	284,755
FRB Ser. 06-C5, Class XC, IO, 0.723%, 10/15/49(WAC)	4,198,904	178
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.891%, 7/15/47(WAC)	346,000	364,715
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	444,562
FRB Ser. 14-UBS6, Class C, 4.605%, 12/10/47(WAC)	1,104,000	1,127,259
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	967,281
FRB Ser. 14-CR19, Class XA, IO, 1.286%, 8/10/47(WAC)	7,804,282	329,150
FRB Ser. 14-CR18, Class XA, IO, 1.172%, 7/15/47(WAC)	2,304,261	95,212
FRB Ser. 13-CR11, Class XA, IO, 1.101%, 8/10/50(WAC)	5,900,912	206,243
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47(WAC)	6,684,528	263,096
FRB Ser. 14-LC17, Class XA, IO, 1.037%, 10/10/47(WAC)	6,462,402	212,225
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.287%, 7/10/46(WAC)	1,106,000	1,139,344
FRB Ser. 06-C8, Class XS, IO, 0.698%, 12/10/46(WAC)	1,747,172	72
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	3,340,993	5
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.214%, 5/15/38(WAC)	96,843	1,711
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.436%, 4/15/50(WAC)	1,539,000	1,596,288
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,048,000	1,106,504
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.936%, 4/15/50(WAC)	604,000	571,764
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.506%, 12/15/49(WAC)	1,264,000	1,317,587
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	2,577,000	2,679,706
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)	10,005,033	5,534
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47(WAC)	183,000	189,321
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	931,000	976,540
FRB Ser. 13-GC10, Class XA, IO, 1.657%, 2/10/46(WAC)	4,267,352	242,300
FRB Ser. 13-GC12, Class XA, IO, 1.561%, 6/10/46(WAC)	2,375,060	107,669
FRB Ser. 14-GC22, Class XA, IO, 1.144%, 6/10/47(WAC)	5,166,370	175,941
FRB Ser. 14-GC24, Class XA, IO, 0.89%, 9/10/47(WAC)	5,472,907	175,741
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	741,000	751,965
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	60,000	61,491
FRB Ser. 11-GC3, Class C, 5.825%, 3/10/44(WAC)	1,031,000	1,074,746
FRB Ser. 11-GC3, Class D, 5.825%, 3/10/44(WAC)	983,000	1,026,164
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46(WAC)	547,000	588,151
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47(WAC)	511,000	523,112
FRB Ser. 15-C33, Class XA, IO, 1.139%, 12/15/48(WAC)	4,958,073	259,506
FRB Ser. 14-C25, Class XA, IO, 1.079%, 11/15/47(WAC)	8,394,507	287,579
FRB Ser. 14-C19, Class XA, IO, 0.955%, 4/15/47(WAC)	4,663,831	116,950
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	770,000	800,037
Ser. 13-C10, Class AS, 3.372%, 12/15/47	264,000	268,844
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	648,000	659,510
FRB Ser. 07-LDPX, Class X, IO, 0.324%, 1/15/49(WAC)	3,148,886	31
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	4,410,961	4,909
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45(WAC)	1,175,000	1,108,799
FRB Ser. 12-C8, Class D, 4.805%, 10/15/45(WAC)	755,000	768,036
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47(WAC)	186,000	191,303
FRB Ser. 05-CB12, Class X1, IO, 0.513%, 9/12/37(WAC)	263,685	732
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	257,822	3
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.279%, 4/15/41(WAC)	98,775	101,541
FRB Ser. 07-C2, Class XW, IO, 0.482%, 2/15/40(WAC)	81,215	8
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	432,103	49
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.273%, 4/20/48(WAC)	1,222,000	1,203,768
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.01%, 8/12/39(WAC)	111,966	8
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	251,750	7
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	2,804	26
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	24,301	160
FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)	334,746	429
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.655%, 8/15/47(WAC)	1,106,000	1,128,842
Ser. 14-C18, Class C, 4.625%, 10/15/47(WAC)	842,000	887,607
Ser. 12-C5, Class AS, 3.792%, 8/15/45	681,000	704,294
Ser. 12-C6, Class AS, 3.476%, 11/15/45	810,000	833,503
FRB Ser. 14-C17, Class XA, IO, 1.278%, 8/15/47(WAC)	4,085,270	173,791
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.762%, 11/15/45(WAC)	491,000	508,645
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	105,132	28,875
FRB Ser. 16-BNK2, Class C, 4.037%, 11/15/49(WAC)	441,000	442,724
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.282%, 7/15/49(WAC)	324,000	331,499
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	417,718	34,837
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.728%, 5/10/45(WAC)	505,000	532,962
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	326,000	340,999
FRB Ser. 12-C4, Class XA, IO, 1.783%, 12/10/45(WAC)	4,673,529	206,465
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.478%, 11/15/48(WAC)	1,656,283	50
FRB Ser. 07-C34, IO, 0.123%, 5/15/46(WAC)	1,296,311	13
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46(WAC)	501,000	508,609
FRB Ser. 14-LC16, Class XA, IO, 1.314%, 8/15/50(WAC)	11,685,999	479,126
FRB Ser. 16-LC25, Class XA, IO, 1.152%, 12/15/59(WAC)	6,200,962	313,642
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	521,000	482,542
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	491,000	530,589
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,253,000	1,343,830
Ser. 13-C12, Class AS, 3.56%, 3/15/48	669,000	689,498
Ser. 13-C11, Class AS, 3.311%, 3/15/45	198,000	202,428
FRB Ser. 14-C22, Class XA, IO, 0.974%, 9/15/57(WAC)	25,905,732	907,115
FRB Ser. 13-C14, Class XA, IO, 0.869%, 6/15/46(WAC)	13,325,613	346,466
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44(WAC)	1,022,000	949,404
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	1,606,000	1,649,193
Ser. 11-C4, Class E, 5.397%, 6/15/44(WAC)	232,000	227,470
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	546,000	549,100
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46(WAC)	599,000	486,819
FRB Ser. 12-C9, Class XA, IO, 2.065%, 11/15/45(WAC)	4,852,487	283,871
FRB Ser. 12-C10, Class XA, IO, 1.703%, 12/15/45(WAC)	4,818,302	216,660

		42,449,930
Residential mortgage-backed securities (non-agency) (0.8%)
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	393,999	401,387
Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	694,787	705,626
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 3.058%, 4/20/35	420,000	404,401
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.704%, 9/25/45	238,060	228,537
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.921%, 5/25/35(WAC)	566,046	584,960
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.444%, 6/25/46	986,736	903,043
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 2.904%, 8/1/36	573,311	342,508
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.713%, 11/20/35	359,721	343,071
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	1,409,995	1,244,279
FRB Ser. 05-27, Class 1A1, 2.585%, 8/25/35(WAC)	199,115	169,751
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.563%, 2/20/47	820,062	645,037
Eagle RE Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 5.404%, 11/25/28	190,000	193,663
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.254%, 3/25/29	570,000	619,348
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.654%, 7/25/29	320,000	338,032
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.904%, 3/25/30	200,000	204,175
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	128,000	130,383
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%, 10/25/28	1,344,022	1,476,216
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%, 4/25/28	1,440,519	1,593,865
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%, 4/25/28	1,864,915	2,025,306
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.704%, 2/25/25	291,149	310,015
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	90,000	97,392
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	122,484	130,227
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	210,000	212,048
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.204%, 2/25/34	703,368	692,340
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.453%, 2/25/35(WAC)	191,315	198,640
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 3.229%, 8/25/34	179,565	181,361
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.253%, 8/26/47(WAC)	160,000	158,157
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 3.304%, 1/25/48	797,888	808,610
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 3.954%, 7/25/28 (Bermuda)	205,000	205,845
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.454%, 10/25/34	540,000	538,396
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.924%, 3/25/34	361,641	356,277
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.304%, 11/25/34	689,971	691,463
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.254%, 5/25/47	704,104	584,636
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.564%, 4/25/36	127,013	126,799
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.181%, 12/25/35(WAC)	351,889	352,190
FRB Ser. 05-AR12, Class 1A8, 3.993%, 10/25/35(WAC)	953,259	953,055
FRB Ser. 07-HY2, Class 1A1, 3.824%, 12/25/36(WAC)	548,936	537,709
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.364%, 7/25/45	396,202	393,547
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.804%, 8/25/45	336,128	333,876
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.208%, 4/25/36(WAC)	574,980	586,480
FRB Ser. 06-AR2, Class 1A1, 4.949%, 3/25/36(WAC)	576,863	579,709

		21,582,360

Total mortgage-backed securities (cost $87,802,660)		$87,889,231

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)	$310,000	$239,088
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	3,365,000	2,813,981
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)	962,000	762,385
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)	160,000	128,000
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	265,000	200,738
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)	505,000	529,106
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)	1,515,000	1,744,144
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)	1,075,000	1,131,438
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)	250,000	183,438
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)	150,000	110,625
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)	211,333	200,503
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)	794,000	661,561
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	935,000	975,010
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)	910,000	706,388
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	222,000	193,140
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,468,648
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	400,000	434,490
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,055,571
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	360,000	365,406
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	590,000	548,700
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	554,813
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,138,116
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	1,000,000	1,035,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	440,000	425,700
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	575,000	589,483
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	1,575,000	1,648,168
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	196,456
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	1,000	263
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	1,184,000	316,720

Total foreign government and agency bonds and notes (cost $22,832,378)		$22,357,079

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	$824,000	$824,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	1,644,000	1,644,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	2,056,000	2,056,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	2,466,000	2,466,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	4,106,000	4,106,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 7/24/19	3,322,000	3,322,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	910,000	914,550
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.004%, 1/25/46	1,529,634	1,515,097

Total asset-backed securities (cost $16,851,481)		$16,847,647

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	$329,728	$315,055
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.787%, 6/21/24	416,500	403,276
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.152%, 12/31/22	160,000	152,267
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	103,494	101,554
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 4/16/21	83,545	83,310
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	113,295	112,524
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	30,914	30,946
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	258,668	226,334
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	130,662	114,983
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	422	418
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	523,127	521,819
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.421%, 10/25/23	127,370	109,061
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	53,756	49,456
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%, 9/7/23	172,415	143,894
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	170,000	144,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	167,800	154,376
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 3/28/25	339,826	323,769
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	360,000	338,040

Total senior loans (cost $3,497,533)		$3,325,582

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	7,508	$240,581
Nine Point Energy 6.75% cv. pfd.(F)	27	5,400

Total convertible preferred stocks (cost $164,227)		$245,981

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$22,485,608	AUD	32,028,500	$157,219

Total purchased options outstanding (cost $270,646)					$157,219

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	5,340	$139,534

Total preferred stocks (cost $133,500)		$139,534

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$120,000	$116,662

Total convertible bonds and notes (cost $112,142)		$116,662

SHORT-TERM INVESTMENTS (14.5%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.506%, 8/27/19		$12,250,000	$12,203,245
Barclays Bank PLC CCP asset backed commercial paper 2.557%, 8/21/19		12,575,001	12,527,315
Chariot Funding, LLC asset backed commercial paper 2.395%, 9/13/19		12,500,000	12,438,400
Federal Home Loan Banks unsec. discount notes commercial paper 2.359%, 8/28/19		12,435,001	12,390,725
International Business Machines Corp. commercial paper 2.485%, 8/20/19		13,000,000	12,955,253
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.394%, 9/10/19		12,500,000	12,440,749
NRW.Bank commercial paper 2.546%, 7/10/19		12,500,000	12,490,367
Old Line Funding, LLC asset backed commercial paper 2.550%, 8/5/19		6,940,000	6,923,026
Putnam Cash Collateral Pool, LLC 2.51%(AFF)	Shares	11,873,325	11,873,325
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	217,774,673	217,774,673
Regency Markets No. 1, LLC asset backed commercial paper 2.456%, 7/10/19		$13,000,000	12,989,470
Simon Property Group LP commercial paper 2.474%, 8/19/19		13,000,000	12,955,179
Skandinaviska Enskilda Banken AB commercial paper 2.485%, 8/20/19		13,500,000	13,455,321
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	344,000	344,000
Toronto-Dominion Bank (The) commercial paper 2.511%, 8/6/19		$12,000,000	11,968,708
Total Capital Canada, Ltd. commercial paper 2.516%, 7/23/19		13,250,000	13,228,303
U.S. Treasury Bills 2.465%, 7/18/19(SEG)(SEGSF)(SEGCCS)		1,201,000	1,199,837
U.S. Treasury Bills 2.473%, 7/25/19(SEG)(SEGSF)(SEGCCS)		787,000	785,978
U.S. Treasury Bills 2.422%, 8/8/19(SEG)(SEGSF)(SEGCCS)		4,457,000	4,447,303
U.S. Treasury Bills 2.425%, 8/15/19(SEG)(SEGSF)(SEGCCS)		207,000	206,459
U.S. Treasury Bills 2.461%, 8/1/19(SEG)(SEGSF)(SEGCCS)		4,476,001	4,468,252
U.S. Treasury Bills 2.311%, 7/16/19(SEG)(SEGSF)(SEGCCS)		2,974,000	2,971,461
U.S. Treasury Bills 2.161%, 8/13/19(SEG)(SEGSF)(SEGCCS)		976,999	974,597

Total short-term investments (cost $404,014,123)			$404,011,946
TOTAL INVESTMENTS

Total investments (cost $2,665,394,674)			$2,915,024,123

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $259,306,932) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$5,479,086	$5,610,888	$(131,802)
		British Pound	Buy	9/18/19	226,453	201,445	25,008
		Canadian Dollar	Sell	7/17/19	183,107	284,897	101,790
		Euro	Buy	9/18/19	229,039	226,088	2,951
		Japanese Yen	Buy	8/21/19	2,783,544	2,761,043	22,501
		Mexican Peso	Buy	10/16/19	2,744,172	2,740,294	3,878
	Barclays Bank PLC
		Canadian Dollar	Sell	7/17/19	6,628,870	6,527,806	(101,064)
		Euro	Buy	9/18/19	894,191	856,648	37,543
		Hong Kong Dollar	Buy	8/21/19	1,734,467	1,730,138	4,329
		New Zealand Dollar	Sell	7/17/19	2,836,653	2,805,213	(31,440)
		Norwegian Krone	Buy	9/18/19	5,471,965	5,345,404	126,561
	Citibank, N.A.
		Australian Dollar	Sell	7/17/19	1,393,601	1,210,721	(182,880)
		Brazilian Real	Buy	10/2/19	2,753,610	2,759,772	(6,162)
		Canadian Dollar	Buy	7/17/19	6,593,731	6,509,108	84,623
		Canadian Dollar	Sell	7/17/19	6,593,731	6,493,378	(100,353)
		Danish Krone	Sell	9/18/19	1,210,582	1,195,334	(15,248)
		Euro	Buy	9/18/19	2,771,466	2,762,511	8,955
		Japanese Yen	Buy	8/21/19	2,114,009	2,222,200	(108,191)
		New Zealand Dollar	Sell	7/17/19	1,416,646	1,338,348	(78,298)
		Norwegian Krone	Buy	9/18/19	241,782	236,721	5,061
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	5,818,987	5,915,830	(96,843)
		Australian Dollar	Sell	7/17/19	5,818,987	5,779,117	(39,870)
		Canadian Dollar	Buy	7/17/19	5,552,998	5,519,657	33,341
		Canadian Dollar	Sell	7/17/19	5,552,998	5,458,170	(94,828)
		Euro	Buy	9/18/19	2,768,949	2,765,732	3,217
	Goldman Sachs International
		Australian Dollar	Sell	7/17/19	1,393,601	1,356,506	(37,095)
		Euro	Buy	9/18/19	2,810,821	2,795,080	15,741
		Indian Rupee	Buy	11/20/19	2,755,346	2,739,750	15,596
		Japanese Yen	Sell	8/21/19	4,737,948	4,591,580	(146,368)
		New Taiwan Dollar	Sell	8/21/19	2,802,824	2,805,763	2,939
		New Zealand Dollar	Sell	7/17/19	4,288,648	4,141,015	(147,633)
		Norwegian Krone	Buy	9/18/19	15,222,551	14,888,230	334,321
		Russian Ruble	Buy	9/18/19	2,745,241	2,749,570	(4,329)
		South Korean Won	Sell	11/20/19	2,808,716	2,808,552	(164)
		Swedish Krona	Sell	9/18/19	5,863,521	5,777,379	(86,142)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	2,744,776	2,919,262	(174,486)
		Canadian Dollar	Buy	7/17/19	2,799,225	2,729,693	69,532
		Canadian Dollar	Sell	7/17/19	2,799,225	2,770,093	(29,132)
		Indonesian Rupiah	Buy	11/20/19	2,750,242	2,740,007	10,235
		Japanese Yen	Sell	8/21/19	2,857,480	2,791,472	(66,008)
		South Korean Won	Sell	11/20/19	2,808,716	2,808,796	80
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	2,492,467	2,477,393	15,074
		Canadian Dollar	Sell	7/17/19	5,452,163	5,303,243	(148,920)
		Euro	Sell	9/18/19	2,786,453	2,786,039	(414)
		Japanese Yen	Buy	8/21/19	5,556,671	5,503,668	53,003
		New Zealand Dollar	Sell	7/17/19	5,595,484	5,483,791	(111,693)
		Norwegian Krone	Buy	9/18/19	1,416,119	1,387,072	29,047
		Singapore Dollar	Buy	8/21/19	1,799,851	1,788,368	11,483
		Swedish Krona	Sell	9/18/19	2,256,167	2,228,784	(27,383)
		Swiss Franc	Buy	9/18/19	3,348,727	3,285,562	63,165
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	11,877,218	12,074,548	(197,330)
		Canadian Dollar	Buy	7/17/19	5,569,116	5,458,721	110,395
		Canadian Dollar	Sell	7/17/19	5,569,116	5,478,622	(90,494)
		Euro	Sell	9/18/19	4,998,248	4,960,800	(37,448)
		Indian Rupee	Buy	11/20/19	2,755,345	2,741,882	13,463
		Japanese Yen	Sell	8/21/19	1,400,348	1,357,005	(43,343)
		New Taiwan Dollar	Sell	8/21/19	2,802,824	2,807,397	4,573
		Norwegian Krone	Buy	9/18/19	2,733,192	2,696,380	36,812
		Swedish Krona	Sell	9/18/19	2,840,095	2,835,364	(4,731)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	2,214,449	2,264,565	(50,116)
		British Pound	Sell	9/18/19	257,420	256,640	(780)
		Canadian Dollar	Buy	7/17/19	5,587,068	5,509,582	77,486
		Canadian Dollar	Sell	7/17/19	5,587,068	5,513,562	(73,506)
		Euro	Buy	9/18/19	2,825,694	2,789,722	35,972
		Japanese Yen	Sell	8/21/19	5,450,314	5,219,818	(230,496)
		New Zealand Dollar	Sell	7/17/19	404,497	411,919	7,422
		Norwegian Krone	Buy	9/18/19	1,648,068	1,614,136	33,932
		Swedish Krona	Sell	9/18/19	5,009,941	4,923,898	(86,043)
	UBS AG
		Australian Dollar	Buy	7/17/19	801,180	986,769	(185,589)
		Canadian Dollar	Buy	7/17/19	2,548,361	2,533,072	15,289
		Canadian Dollar	Sell	7/17/19	2,548,361	2,505,793	(42,568)
		Euro	Sell	9/18/19	3,174,058	3,132,103	(41,955)
		Japanese Yen	Sell	8/21/19	5,043,602	4,861,506	(182,096)
		Swedish Krona	Sell	9/18/19	2,810,231	2,761,732	(48,499)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	2,474,625	2,438,526	36,099
		Canadian Dollar	Buy	7/17/19	132,001	128,535	3,466
		Canadian Dollar	Sell	7/17/19	132,001	131,204	(797)

	Unrealized appreciation						1,454,883

	Unrealized (depreciation)						(3,282,537)

	Total						$(1,827,654)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1,446	$113,263,141	$113,301,330	Sep-19	$2,793,425
S&P 500 Index E-Mini (Long)	188	27,652,544	27,675,480	Sep-19	445,488
S&P 500 Index E-Mini (Short)	480	70,602,240	70,660,800	Sep-19	(1,188,525)
S&P Mid Cap 400 Index E-Mini (Long)	20	3,891,020	3,900,000	Sep-19	86,852
U.S. Treasury Bond 30 yr (Long)	150	23,339,063	23,339,063	Sep-19	786,084
U.S. Treasury Bond Ultra 30 yr (Long)	331	58,773,188	58,773,188	Sep-19	2,388,662
U.S. Treasury Note 2 yr (Long)	657	141,373,055	141,373,055	Sep-19	747,320
U.S. Treasury Note 2 yr (Short)	151	32,492,133	32,492,133	Sep-19	(207,903)
U.S. Treasury Note 5 yr (Long)	1,124	132,807,625	132,807,625	Sep-19	1,881,089
U.S. Treasury Note 5 yr (Short)	11	1,299,719	1,299,719	Sep-19	(18,845)
U.S. Treasury Note 10 yr (Long)	378	48,372,188	48,372,188	Sep-19	1,044,556
U.S. Treasury Note 10 yr (Short)	2,157	276,028,594	276,028,594	Sep-19	(5,653,806)
U.S. Treasury Note Ultra 10 yr (Short)	13	1,795,625	1,795,625	Sep-19	(48,171)

Unrealized appreciation					10,173,476

Unrealized (depreciation)					(7,117,250)

Total					$3,056,226

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $100,680) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$33,728,378	AUD	48,042,700	$54,505

Total					$54,505

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $69,543,282) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	$11,000,000	7/15/19	$12,041,563
Uniform Mortgage Backed Securities, 6.00%, 5/1/49	1,000,000	5/13/19	1,095,547
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	36,000,000	7/15/19	37,206,562
Uniform Mortgage Backed Securities, 3.50%, 8/1/49	5,000,000	8/13/19	5,110,742
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	5,000,000	7/15/19	5,112,110
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	4,000,000	8/13/19	4,030,781
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	5,000,000	7/15/19	5,042,578

Total			$69,639,883

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$98,002,000	$7,252	(E)	$116,104	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$123,356
		52,273,000	3,868	(E)	(61,628)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(65,496)
		17,281,000	55,869	(E)	(103,144)	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.80% — Semiannually	(47,274)
		40,591,000	131,231	(E)	242,592	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	111,361
		15,322,800	144,877	(E)	(265,595)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(120,718)
		4,533,200	42,861	(E)	78,566	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,705
		23,847,000	209,234	(E)	(296,982)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(87,749)
		44,345,100	389,084	(E)	551,329	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	162,245
		24,487,000	1,469		(92)	7/2/21	1.797% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,561)

	Total				$261,150				$109,869
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$108,283	$108,554	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$376
	709,938	711,483	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,382
	210,608	211,098	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	739
	25,622	25,783	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(201)
	256,915	259,165	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,682)
	12,188	12,041	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(38)
	147,778	143,348	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,955)
	18,596	18,038	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(372)
	7,042	6,823	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(152)
	20,174	19,642	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	301
	663	667	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	12
	Citibank, N.A.
	134,929,673	140,057,765	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	5,147,276
	116,281,995	122,293,069	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(5,741,235)
	185,188	185,591	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	621
	106,911	107,144	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	359
	Credit Suisse International
	1,006,087	1,009,801	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	4,691
	29,477	28,337	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(857)
	Goldman Sachs International
	14,388	14,514	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(150)
	17,260	17,411	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(180)
	318,471	321,260	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,325)
	73,821	70,891	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,182)
	17,493	16,948	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(378)
	17,493	16,948	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(378)
	12,025	11,988	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	100
	2,081	2,094	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	37
	JPMorgan Securities LLC
	42,027	40,719	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	908
	166,373	161,386	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,328

	Upfront premium received		—	Unrealized appreciation			5,161,130

	Upfront premium (paid)		—	Unrealized (depreciation)			(5,755,085)

		Total	$—			Total	$(593,955)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
TWDC Enterprises 18 Corp.	Consumer cyclicals	27,342	3,818,089	2.73%
JPMorgan Chase & Co.	Financials	33,959	3,796,651	2.71%
Alphabet, Inc. Class A	Technology	2,881	3,120,027	2.23%
Microsoft Corp.	Technology	21,689	2,905,439	2.07%
Honeywell International, Inc.	Capital goods	16,562	2,891,490	2.06%
Starbucks Corp.	Consumer staples	33,591	2,815,940	2.01%
Apple, Inc.	Technology	13,741	2,719,631	1.94%
Mondelez International, Inc. Class A	Consumer staples	48,063	2,590,593	1.85%
Texas Instruments, Inc.	Technology	22,323	2,561,738	1.83%
Automatic Data Processing, Inc.	Consumer cyclicals	14,973	2,475,422	1.77%
Intercontinental Exchange, Inc.	Financials	28,424	2,442,797	1.74%
Intuit, Inc.	Technology	9,051	2,365,368	1.69%
American Electric Power Co., Inc.	Utilities and power	26,847	2,362,786	1.69%
TJX Cos., Inc. (The)	Consumer cyclicals	44,627	2,359,873	1.68%
Coca-Cola Co. (The)	Consumer staples	45,804	2,332,358	1.67%
Northrop Grumman Corp.	Capital goods	7,198	2,325,595	1.66%
U.S. Bancorp	Financials	43,827	2,296,540	1.64%
Raytheon Co.	Capital goods	12,651	2,199,818	1.57%
Exelon Corp.	Utilities and power	45,541	2,183,241	1.56%
Fidelity National Information Services, Inc.	Technology	17,726	2,174,671	1.55%
AutoZone, Inc.	Consumer cyclicals	1,930	2,122,172	1.52%
Exxon Mobil Corp.	Energy	26,489	2,029,821	1.45%
Waste Management, Inc.	Capital goods	17,397	2,007,037	1.43%
Sysco Corp.	Consumer staples	27,906	1,973,502	1.41%
Allstate Corp. (The)	Financials	19,286	1,961,156	1.40%
T-Mobile US, Inc.	Communication services	25,682	1,904,080	1.36%
Omnicom Group, Inc.	Consumer cyclicals	23,087	1,891,975	1.35%
Amazon.com, Inc.	Consumer cyclicals	981	1,858,440	1.33%
Johnson & Johnson	Health care	13,317	1,854,814	1.32%
Cognizant Technology Solutions Corp. Class A	Technology	28,647	1,815,916	1.30%
Humana, Inc.	Health care	6,817	1,808,450	1.29%
Cisco Systems, Inc.	Technology	31,698	1,734,805	1.24%
Norfolk Southern Corp.	Transportation	8,177	1,629,860	1.16%
Annaly Capital Management, Inc.	Financials	175,096	1,598,624	1.14%
Comerica, Inc.	Financials	21,636	1,571,673	1.12%
Verizon Communications, Inc.	Communication services	26,699	1,525,313	1.09%
Baxter International, Inc.	Health care	18,337	1,501,777	1.07%
Pfizer, Inc.	Health care	34,650	1,501,059	1.07%
Occidental Petroleum Corp.	Energy	29,380	1,477,239	1.05%
Centene Corp.	Health care	28,093	1,473,199	1.05%
Merck & Co., Inc.	Health care	16,837	1,411,820	1.01%
VICI Properties, Inc.	Financials	63,434	1,398,081	1.00%
Kinder Morgan, Inc.	Utilities and power	65,326	1,364,011	0.97%
Ross Stores, Inc.	Consumer cyclicals	13,688	1,356,712	0.97%
NXP Semiconductors NV	Technology	13,242	1,292,517	0.92%
Cadence Design Systems, Inc.	Technology	17,989	1,273,815	0.91%
F5 Networks, Inc.	Technology	8,288	1,207,041	0.86%
Procter & Gamble Co. (The)	Consumer staples	10,914	1,196,669	0.85%
Hershey Co. (The)	Consumer staples	8,925	1,196,197	0.85%
Garmin, Ltd.	Technology	14,508	1,157,766	0.83%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,504	$22,000	$2,209	5/11/63	300 bp — Monthly	$(694)
	CMBX NA BBB-.6 Index	BBB-/P	2,953	49,000	4,920	5/11/63	300 bp — Monthly	(1,942)
	CMBX NA BBB-.6 Index	BBB-/P	6,050	98,000	9,839	5/11/63	300 bp — Monthly	(3,740)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	8,647	78,000	7,831	5/11/63	300 bp — Monthly	855
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(1)	3,000	4	5/11/63	200 bp — Monthly	4
	CMBX NA BB.6 Index	BB/P	6,300	30,000	6,219	5/11/63	500 bp — Monthly	106
	CMBX NA BB.6 Index	BB/P	75,316	306,000	63,434	5/11/63	500 bp — Monthly	12,137
	CMBX NA BB.7 Index	BB/P	10,136	73,000	7,621	1/17/47	500 bp — Monthly	2,576
	CMBX NA BB.7 Index	BB/P	15,810	123,000	12,841	1/17/47	500 bp — Monthly	3,071
	CMBX NA BB.7 Index	BB/P	25,607	212,000	22,133	1/17/47	500 bp — Monthly	3,651
	Credit Suisse International
	CMBX NA A.6 Index	A/P	109,113	2,150,000	2,795	5/11/63	200 bp — Monthly	112,624
	CMBX NA A.6 Index	A/P	13,246	682,000	887	5/11/63	200 bp — Monthly	14,360
	CMBX NA A.6 Index	A/P	12,215	245,000	319	5/11/63	200 bp — Monthly	12,615
	CMBX NA A.6 Index	A/P	5,242	232,000	302	5/11/63	200 bp — Monthly	5,621
	CMBX NA BB.7 Index	BB/P	15,516	116,000	12,110	1/17/47	500 bp — Monthly	3,503
	CMBX NA BBB-.6 Index	BBB-/P	16,210	128,000	12,851	5/11/63	300 bp — Monthly	3,423
	CMBX NA BBB-.6 Index	BBB-/P	152,362	1,425,000	143,070	5/11/63	300 bp — Monthly	10,005
	CMBX NA BBB-.7 Index	BBB-/P	81,257	1,028,000	28,064	1/17/47	300 bp — Monthly	53,707
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	16,226	701,000	911	5/11/63	200 bp — Monthly	17,371
	CMBX NA A.6 Index	A/P	42,184	700,000	910	5/11/63	200 bp — Monthly	43,327
	CMBX NA A.6 Index	A/P	33,587	660,000	858	5/11/63	200 bp — Monthly	34,665
	CMBX NA A.6 Index	A/P	16,596	529,000	688	5/11/63	200 bp — Monthly	17,460
	CMBX NA A.6 Index	A/P	17,044	345,000	449	5/11/63	200 bp — Monthly	17,607
	CMBX NA A.6 Index	A/P	13,960	271,000	352	5/11/63	200 bp — Monthly	14,402
	CMBX NA A.6 Index	A/P	8,320	269,000	350	5/11/63	200 bp — Monthly	8,759
	CMBX NA A.6 Index	A/P	1,731	230,000	299	5/11/63	200 bp — Monthly	2,107
	CMBX NA A.6 Index	A/P	13,726	209,000	272	5/11/63	200 bp — Monthly	14,067
	CMBX NA A.6 Index	A/P	7,598	146,000	190	5/11/63	200 bp — Monthly	7,836
	CMBX NA A.6 Index	A/P	7,391	146,000	190	5/11/63	200 bp — Monthly	7,629
	CMBX NA A.6 Index	A/P	7,391	146,000	190	5/11/63	200 bp — Monthly	7,629
	CMBX NA A.6 Index	A/P	(45)	75,000	98	5/11/63	200 bp — Monthly	77
	CMBX NA BBB-.6 Index	BBB-/P	2,347	45,000	4,518	5/11/63	300 bp — Monthly	(2,148)
	CMBX NA BBB-.6 Index	BBB-/P	3,798	48,000	4,819	5/11/63	300 bp — Monthly	(997)
	CMBX NA BBB-.6 Index	BBB-/P	5,846	54,000	5,422	5/11/63	300 bp — Monthly	452
	CMBX NA BBB-.6 Index	BBB-/P	10,428	96,000	9,638	5/11/63	300 bp — Monthly	837
	CMBX NA BBB-.6 Index	BBB-/P	10,387	96,000	9,638	5/11/63	300 bp — Monthly	797
	CMBX NA BBB-.6 Index	BBB-/P	6,540	96,000	9,638	5/11/63	300 bp — Monthly	(3,050)
	CMBX NA BBB-.6 Index	BBB-/P	11,796	107,000	10,743	5/11/63	300 bp — Monthly	1,106
	CMBX NA BBB-.6 Index	BBB-/P	10,042	119,000	11,948	5/11/63	300 bp — Monthly	(1,846)
	CMBX NA BBB-.6 Index	BBB-/P	14,593	169,000	16,968	5/11/63	300 bp — Monthly	(2,290)
	CMBX NA BBB-.6 Index	BBB-/P	14,937	177,000	17,771	5/11/63	300 bp — Monthly	(2,746)
	CMBX NA BBB-.6 Index	BBB-/P	41,396	340,000	34,136	5/11/63	300 bp — Monthly	7,430
	CMBX NA BBB-.6 Index	BBB-/P	36,766	392,000	39,357	5/11/63	300 bp — Monthly	(2,395)
	CMBX NA BBB-.6 Index	BBB-/P	117,643	1,565,000	157,126	5/11/63	300 bp — Monthly	(38,700)
	CMBX NA BBB-.7 Index	BBB-/P	2,440	35,000	956	1/17/47	300 bp — Monthly	1,502
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	15,464	73,000	15,133	5/11/63	500 bp — Monthly	392
	CMBX NA BB.6 Index	BB/P	20,742	98,000	20,315	5/11/63	500 bp — Monthly	508
	CMBX NA A.6 Index	A/P	127,401	5,538,000	7,199	5/11/63	200 bp — Monthly	136,447
	CMBX NA A.6 Index	A/P	121	12,000	16	5/11/63	200 bp — Monthly	141
	CMBX NA A.6 Index	A/P	40	4,000	5	5/11/63	200 bp — Monthly	47
	CMBX NA A.7 Index	A-/P	9,165	209,000	4,619	1/17/47	200 bp — Monthly	13,854
	CMBX NA BBB-.6 Index	BBB-/P	360,105	2,722,000	273,289	5/11/63	300 bp — Monthly	88,178
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	7,645	587,000	763	5/11/63	200 bp — Monthly	8,604
	CMBX NA BBB-.6 Index	BBB-/P	3,473	31,000	3,112	5/11/63	300 bp — Monthly	376
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	15,216	110,000	11,044	5/11/63	300 bp — Monthly	4,227
	CMBX NA A.6 Index	A/P	10,578	782,000	1,017	5/11/63	200 bp — Monthly	11,855
	CMBX NA A.6 Index	A/P	4,023	360,000	468	5/11/63	200 bp — Monthly	4,611
	CMBX NA A.6 Index	A/P	12,813	248,000	322	5/11/63	200 bp — Monthly	13,218
	CMBX NA A.6 Index	A/P	6,530	108,000	140	5/11/63	200 bp — Monthly	6,706
	CMBX NA A.6 Index	A/P	415	30,000	39	5/11/63	200 bp — Monthly	464
	CMBX NA A.6 Index	A/P	85	9,000	12	5/11/63	200 bp — Monthly	99
	CMBX NA A.6 Index	A/P	38	4,000	5	5/11/63	200 bp — Monthly	44
	CMBX NA BB.6 Index	BB/P	24,066	98,000	20,315	5/11/63	500 bp — Monthly	3,832
	CMBX NA BB.6 Index	BB/P	48,543	197,000	40,838	5/11/63	500 bp — Monthly	7,869
	CMBX NA BBB-.6 Index	BBB-/P	3,605	34,000	3,414	5/11/63	300 bp — Monthly	209
	CMBX NA BBB-.6 Index	BBB-/P	10,300	85,000	8,534	5/11/63	300 bp — Monthly	1,808

Upfront premium received			1,712,565		Unrealized appreciation			746,807

Upfront premium (paid)			(46)		Unrealized (depreciation)			(60,548)

	Total		$1,712,519				Total	$686,259
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$209,000	$4,619	1/17/47	(200 bp) — Monthly	$(6,238)
	CMBX NA BB.10 Index	(15,570)	142,000	12,283	11/17/59	(500 bp) — Monthly	(3,405)
	CMBX NA BB.10 Index	(7,410)	71,000	6,142	11/17/59	(500 bp) — Monthly	(1,327)
	CMBX NA BB.11 Index	(27,467)	212,000	20,924	11/18/54	(500 bp) — Monthly	(6,719)
	CMBX NA BB.9 Index	(29,807)	212,000	22,027	9/17/58	(500 bp) — Monthly	(7,957)
	CMBX NA BB.9 Index	(23,675)	153,000	15,897	9/17/58	(500 bp) — Monthly	(7,906)
	CMBX NA BB.9 Index	(23,569)	153,000	15,897	9/17/58	(500 bp) — Monthly	(7,800)
	CMBX NA BB.9 Index	(23,403)	152,000	15,793	9/17/58	(500 bp) — Monthly	(7,737)
	CMBX NA BB.9 Index	(19,088)	142,000	14,754	9/17/58	(500 bp) — Monthly	(4,453)
	CMBX NA BB.9 Index	(18,329)	141,000	14,650	9/17/58	(500 bp) — Monthly	(3,797)
	CMBX NA BB.9 Index	(11,898)	76,000	7,896	9/17/58	(500 bp) — Monthly	(4,065)
	CMBX NA BB.9 Index	(4,150)	26,000	2,701	9/17/58	(500 bp) — Monthly	(1,471)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	12,716	11/17/59	(500 bp) — Monthly	(7,020)
	CMBX NA BB.10 Index	(17,362)	146,000	12,629	11/17/59	(500 bp) — Monthly	(4,855)
	CMBX NA BB.10 Index	(9,571)	77,000	6,661	11/17/59	(500 bp) — Monthly	(2,975)
	CMBX NA BB.7 Index	(9,143)	518,000	107,381	5/11/63	(500 bp) — Monthly	97,807
	CMBX NA BB.7 Index	(28,039)	152,000	15,869	1/17/47	(500 bp) — Monthly	(12,297)
	CMBX NA BB.8 Index	(9,988)	57,000	8,151	10/17/57	(500 bp) — Monthly	(1,884)
	CMBX NA BB.9 Index	(37,512)	235,000	24,417	9/17/58	(500 bp) — Monthly	(13,291)
	CMBX NA BB.9 Index	(12,319)	80,000	8,312	9/17/58	(500 bp) — Monthly	(4,074)
	CMBX NA BB.9 Index	(11,819)	77,000	8,000	9/17/58	(500 bp) — Monthly	(3,883)
	CMBX NA BB.9 Index	(11,062)	73,000	7,585	9/17/58	(500 bp) — Monthly	(3,538)
	CMBX NA BB.9 Index	(9,592)	67,000	6,961	9/17/58	(500 bp) — Monthly	(2,687)
	CMBX NA BB.9 Index	(7,508)	48,000	4,987	9/17/58	(500 bp) — Monthly	(2,560)
	CMBX NA BB.9 Index	(7,019)	45,000	4,676	9/17/58	(500 bp) — Monthly	(2,381)
	CMBX NA BB.9 Index	(7,019)	45,000	4,676	9/17/58	(500 bp) — Monthly	(2,381)
	Goldman Sachs International
	CMBX NA BB.6 Index	(9,821)	96,000	19,901	5/11/63	(500 bp) — Monthly	10,000
	CMBX NA BB.7 Index	(6,356)	42,000	4,385	1/17/47	(500 bp) — Monthly	(2,006)
	CMBX NA BB.6 Index	(146)	1,000	207	5/11/63	(500 bp) — Monthly	60
	CMBX NA BB.7 Index	(117,160)	577,000	60,239	1/17/47	(500 bp) — Monthly	(57,402)
	CMBX NA BB.7 Index	(18,678)	114,000	11,902	1/17/47	(500 bp) — Monthly	(6,872)
	CMBX NA BB.7 Index	(676)	4,000	418	1/17/47	(500 bp) — Monthly	(262)
	CMBX NA BB.9 Index	(3,341)	31,000	3,221	9/17/58	(500 bp) — Monthly	(146)
	CMBX NA BB.9 Index	(2,975)	25,000	2,598	9/17/58	(500 bp) — Monthly	(398)
	CMBX NA BB.9 Index	(3,009)	25,000	2,598	9/17/58	(500 bp) — Monthly	(432)
	CMBX NA BB.9 Index	(1,912)	12,000	1,247	9/17/58	(500 bp) — Monthly	(675)
	CMBX NA BB.9 Index	(1,923)	12,000	1,247	9/17/58	(500 bp) — Monthly	(686)
	CMBX NA BB.9 Index	(1,278)	8,000	831	9/17/58	(500 bp) — Monthly	(453)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,431)	78,000	7,699	11/18/54	(500 bp) — Monthly	(798)
	CMBX NA BB.11 Index	(5,377)	54,000	5,330	11/18/54	(500 bp) — Monthly	(77)
	CMBX NA BB.11 Index	(4,005)	39,000	3,849	11/18/54	(500 bp) — Monthly	(188)
	CMBX NA BB.6 Index	(16,619)	125,000	25,913	5/11/63	(500 bp) — Monthly	9,189
	CMBX NA BB.6 Index	(8,717)	62,000	12,853	5/11/63	(500 bp) — Monthly	4,084
	CMBX NA BB.7 Index	(134,269)	1,061,000	110,768	1/17/47	(500 bp) — Monthly	(24,385)
	CMBX NA BB.9 Index	(8,209)	58,000	6,026	9/17/58	(500 bp) — Monthly	(2,231)
	CMBX NA BB.9 Index	(991)	7,000	727	9/17/58	(500 bp) — Monthly	(269)
	CMBX NA BB.9 Index	(560)	4,000	416	9/17/58	(500 bp) — Monthly	(148)
	CMBX NA BBB-.7 Index	(16,657)	439,000	11,985	1/17/47	(300 bp) — Monthly	(4,892)
	CMBX NA BBB-.7 Index	(2,033)	56,000	1,529	1/17/47	(300 bp) — Monthly	(532)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,440)	71,000	6,142	11/17/59	(500 bp) — Monthly	(2,357)
	CMBX NA BB.10 Index	(7,483)	71,000	6,142	11/17/59	(500 bp) — Monthly	(1,400)
	CMBX NA BB.7 Index	(7,113)	41,000	4,280	1/17/47	(500 bp) — Monthly	(2,866)
	CMBX NA BB.9 Index	(26,902)	172,000	17,871	9/17/58	(500 bp) — Monthly	(9,175)
	CMBX NA BB.9 Index	(9,295)	71,000	7,377	9/17/58	(500 bp) — Monthly	(1,977)
	CMBX NA BB.9 Index	(7,956)	54,000	5,611	9/17/58	(500 bp) — Monthly	(2,391)
	CMBX NA BB.9 Index	(7,376)	47,000	4,883	9/17/58	(500 bp) — Monthly	(2,532)
	CMBX NA BB.9 Index	(6,426)	42,000	4,364	9/17/58	(500 bp) — Monthly	(2,097)
	CMBX NA BBB-.7 Index	(5,409)	66,000	1,802	1/17/47	(300 bp) — Monthly	(3,640)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	1,829	1/17/47	(300 bp) — Monthly	(5,031)
	CMBX NA BB.10 Index	(7,446)	71,000	6,142	11/17/59	(500 bp) — Monthly	(1,364)
	CMBX NA BB.11 Index	(6,383)	65,000	6,416	11/18/54	(500 bp) — Monthly	(22)
	CMBX NA BB.7 Index	(39,618)	197,000	20,567	1/17/47	(500 bp) — Monthly	(19,215)
	CMBX NA BB.7 Index	(34,324)	178,000	18,583	1/17/47	(500 bp) — Monthly	(15,889)
	CMBX NA BB.7 Index	(31,686)	157,000	16,391	1/17/47	(500 bp) — Monthly	(15,426)
	CMBX NA BB.9 Index	(6,062)	50,000	5,195	9/17/58	(500 bp) — Monthly	(909)
	CMBX NA BB.9 Index	(6,195)	43,000	4,468	9/17/58	(500 bp) — Monthly	(1,763)
	CMBX NA BB.9 Index	(5,264)	35,000	3,637	9/17/58	(500 bp) — Monthly	(1,656)
	CMBX NA BB.9 Index	(4,046)	26,000	2,701	9/17/58	(500 bp) — Monthly	(1,367)
	CMBX NA BB.9 Index	(3,031)	25,000	2,598	9/17/58	(500 bp) — Monthly	(455)
	CMBX NA BB.9 Index	(2,867)	19,000	1,974	9/17/58	(500 bp) — Monthly	(909)
	CMBX NA BB.9 Index	(1,060)	7,000	727	9/17/58	(500 bp) — Monthly	(338)
	CMBX NA BB.9 Index	(1,059)	7,000	727	9/17/58	(500 bp) — Monthly	(338)

Upfront premium received		—			Unrealized appreciation		121,140

	Upfront premium (paid)	(1,018,893)			Unrealized (depreciation)		(322,670)

	Total	$(1,018,893)				Total	$(201,530)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(1,856,177)	$30,833,000	$2,341,150	6/20/24	500 bp — Quarterly	$532,078
	NA IG Series 32 Index	BBB+/P	(1,615,039)	101,800,000	2,198,575	6/20/24	100 bp — Quarterly	614,641

	Total		$(3,471,216)					$1,146,719
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$1,944,864	$28,091,000	$2,132,950	6/20/24	(500 bp) — Quarterly	$(209,274)

	Total	$1,944,864					$(209,274)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,784,893,506.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,390, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,307,325	$159,457,207	$149,891,207	$232,688	$11,873,325
	Putnam Short Term Investment Fund**	209,177,907	410,507,391	401,910,625	4,011,444	217,774,673

	Total Short-term investments	$211,485,232	$569,964,598	$551,801,832	$4,244,132	$229,647,998
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,873,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,759,321.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,839,700.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,050,166.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,204,587.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $140,294,589 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,696,711 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,050,166 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$43,564,596	$10,984,560	$—
Capital goods	117,235,804	3,403,233	—
Communication services	67,123,225	5,883,446	—
Conglomerates	12,053,395	1,494,185	—
Consumer cyclicals	171,375,856	12,318,416	4
Consumer staples	150,817,811	6,551,333	2,386
Energy	82,535,436	1,055,147	5,609
Financials	253,148,761	21,790,883	—
Health care	185,203,067	7,661,167	—
Technology	342,109,455	11,780,758	—
Transportation	22,420,556	8,202,138	—
Utilities and power	51,416,848	1,306,941	—

Total common stocks	1,499,004,810	92,432,207	7,999
Asset-backed securities	—	16,847,647	—
Convertible bonds and notes	—	116,662	—
Convertible preferred stocks	—	240,581	5,400
Corporate bonds and notes	—	444,857,235	276
Foreign government and agency bonds and notes	—	22,357,079	—
Mortgage-backed securities	—	87,889,231	—
Preferred stocks	139,534	—	—
Purchased options outstanding	—	157,219	—
Senior loans	—	3,325,582	—
U.S. government and agency mortgage obligations	—	343,630,715	—
Short-term investments	218,118,673	185,893,273	—

Totals by level	$1,717,263,017	$1,197,747,431	$13,675
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,827,654)	$—
Futures contracts	3,056,226	—	—
Written options outstanding	—	(54,505)	—
TBA sale commitments	—	(69,639,883)	—
Interest rate swap contracts	—	(151,281)	—
Total return swap contracts	—	(593,955)	—
Credit default contracts	—	2,254,900	—

Totals by level	$3,056,226	$(70,012,378)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,469,858	$3,214,958
Foreign exchange contracts	1,612,102	3,337,042
Equity contracts	8,473,041	6,929,760
Interest rate contracts	7,278,797	6,511,088

Total	$22,833,798	$19,992,848
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$51,000,000
Written currency option contracts (contract amount)	$62,200,000
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$566,400,000
Centrally cleared interest rate swap contracts (notional)	$338,100,000
OTC total return swap contracts (notional)	$254,200,000
OTC credit default contracts (notional)	$35,300,000
Centrally cleared credit default contracts (notional)	$155,200,000
Warrants (number of warrants)	700

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com